Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares USD ($) shares	Ordinary Shares SGD ($) shares	Additional Paid in Capital USD ($)	Additional Paid in Capital SGD ($)	Retained earnings USD ($)	Retained earnings SGD ($)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss SGD ($)	USD ($)	SGD ($)
Balance (in Dollars)	[1]		$ 1,707		$ 3,377,293		$ 7,850,904				$ 11,229,904
Balance at Mar. 31, 2023	[1]		$ 1,707		3,377,293		7,850,904				11,229,904
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	12,500,000	12,500,000
Net income							3,355,409				3,355,409
Balance at Mar. 31, 2024			$ 1,707		3,377,293		11,206,313				14,585,313
Balance (in Shares) at Mar. 31, 2024 | shares		12,500,000	12,500,000
Balance (in Dollars)			$ 1,707		3,377,293		11,206,313				14,585,313
Issuance of ordinary shares			$ 271		8,005,307						8,005,578
Issuance of ordinary shares (in Shares) | shares		2,000,000	2,000,000
Net income							2,237,865				2,237,865
Foreign currency translation adjustment									(61,042)		(61,042)
Balance at Mar. 31, 2025			$ 1,978		11,382,600		13,444,178		(61,042)		24,767,714
Balance (in Shares) at Mar. 31, 2025 | shares		14,500,000	14,500,000
Balance (in Dollars)			$ 1,978		11,382,600		13,444,178		(61,042)		24,767,714
Net income							3,591,285			$ 2,783,786	3,591,285
Foreign currency translation adjustment									(311,204)		(311,204)
Balance at Mar. 31, 2026		$ 1,533	$ 1,978	$ 8,823,222	11,382,600	$ 13,205,041	17,035,463	$ (288,546)	(372,246)	21,741,250	28,047,795
Balance (in Shares) at Mar. 31, 2026 | shares		14,500,000	14,500,000
Balance (in Dollars)		$ 1,533	$ 1,978	$ 8,823,222	$ 11,382,600	$ 13,205,041	$ 17,035,463	$ (288,546)	$ (372,246)	$ 21,741,250	$ 28,047,795

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.